PROPERTY, PLANT AND EQUIPMENT (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses recognized in profit or loss	¥ 33,653,000	¥ 209,919,000	¥ 405,125,000
Carrying amount
Property, plant and equipment	87,316,000	130,542,000
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,096,855,000	1,168,165,000
Additions	5,618,000	0
Disposals	(690,000)	(34,057,000)
Transfer to investment property		(37,253,000)
Balance	1,101,783,000	1,096,855,000	1,168,165,000
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	377,913,000	353,185,000
Depreciation charge	15,191,000	44,583,000
Disposals	(504,000)	(18,285,000)
Transfer to investment property	0	(1,570,000)
Balance	392,600,000	377,913,000	353,185,000
Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	588,400,000	405,125,000
Impairment losses recognized in profit or loss	33,653,000	220,840,000
Disposals	(186,000)	(8,674,000)
Transfer to investment property	0	(28,891,000)
Balance	621,867,000	588,400,000	405,125,000
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses recognized in profit or loss	1,687,000	1,687,000
Carrying amount
Property, plant and equipment	41,528,000	56,645,000	2,200,000
Buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	344,758,000	382,011,000
Additions	4,872,000	0
Disposals	0	0
Transfer to investment property		(37,253,000)
Balance	349,630,000	344,758,000	382,011,000
Buildings [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	46,275,000	42,609,000
Depreciation charge	1,759,000	5,236,000
Disposals	0	0
Transfer to investment property		(1,570,000)
Balance	48,034,000	46,275,000	42,609,000
Buildings [Member] | Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	241,838,000	168,717,000
Impairment losses recognized in profit or loss	18,230,000	102,012,000
Disposals	0	0
Transfer to investment property		(28,891,000)
Balance	260,068,000	241,838,000	168,717,000
Plant And Machinery [Member]
Carrying amount
Property, plant and equipment	45,652,000	73,740,000
Plant And Machinery [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	745,358,000	779,410,000
Additions	684,000	0
Disposals	0	(34,052,000)
Transfer to investment property		0
Balance	746,042,000	745,358,000	779,410,000
Plant And Machinery [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	325,954,000	305,132,000
Depreciation charge	13,374,000	39,102,000
Disposals	0	(18,280,000)
Transfer to investment property		0
Balance	339,328,000	325,954,000	305,132,000
Plant And Machinery [Member] | Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	345,664,000	235,763,000
Impairment losses recognized in profit or loss	15,398,000	118,575,000
Disposals	0	(8,674,000)
Transfer to investment property		0
Balance	361,062,000	345,664,000	235,763,000
Motor vehicles [Member]
Carrying amount
Property, plant and equipment	59,000	116,000
Motor vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	4,915,000	4,915,000
Additions	0	0
Disposals	(690,000)	0
Transfer to investment property		0
Balance	4,225,000	4,915,000	4,915,000
Motor vehicles [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	4,186,000	4,061,000
Depreciation charge	38,000	125,000
Disposals	(504,000)	0
Transfer to investment property		0
Balance	3,720,000	4,186,000	4,061,000
Motor vehicles [Member] | Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	613,000	425,000
Impairment losses recognized in profit or loss	19,000	188,000
Disposals	(186,000)	0
Transfer to investment property		0
Balance	446,000	613,000	425,000
Office Equipment [Member]
Carrying amount
Property, plant and equipment	77,000	41,000
Office Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,824,000	1,829,000
Additions	62,000	0
Disposals	0	(5,000)
Transfer to investment property		0
Balance	1,886,000	1,824,000	1,829,000
Office Equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,498,000	1,383,000
Depreciation charge	20,000	120,000
Disposals	0	(5,000)
Transfer to investment property		0
Balance	1,518,000	1,498,000	1,383,000
Office Equipment [Member] | Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	285,000	220,000
Impairment losses recognized in profit or loss	6,000	65,000
Disposals	0	0
Transfer to investment property		0
Balance	¥ 291,000	¥ 285,000	¥ 220,000